02.28 Strategic Advisers Emerging Markets Fund of Funds L & N - PRO-04 | Strategic Advisers® Emerging Markets Fund of Funds
Fund Summary Fund/Class: Strategic Advisers® Emerging Markets Fund of Funds/L, N
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Strategic Advisers® Emerging Markets Fund of Funds}	02.28 Strategic Advisers Emerging Markets Fund of Funds L & N - PRO-04 Strategic Advisers® Emerging Markets Fund of Funds USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Strategic Advisers® Emerging Markets Fund of Funds} - 02.28 Strategic Advisers Emerging Markets Fund of Funds L & N - PRO-04 - Strategic Advisers® Emerging Markets Fund of Funds
		Strategic Advisers Emerging Markets Fund of Funds-Class L	Strategic Advisers Emerging Markets Fund of Funds-Class N
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	[1]	0.30%	0.30%
Distribution and/or Service (12b-1) fees		none	0.25%
Other expenses		0.59%	0.59%
Acquired fund fees and expenses		1.21%	1.21%
Total annual operating expenses	[2]	2.10%	2.35%
Fee waiver and/or expense reimbursement	[1]	0.79%	0.79%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	1.31%	1.56%
[1]	Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.25% of the fund's average daily net assets. Strategic Advisers has also contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.30% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse Class L and Class N of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, sub-advisory fees, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10% for Class L and 0.35% for Class N. These arrangements will remain in effect through April 30, 2019. Strategic Advisers may not terminate these arrangements without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Strategic Advisers® Emerging Markets Fund of Funds} - 02.28 Strategic Advisers Emerging Markets Fund of Funds L & N - PRO-04 - Strategic Advisers® Emerging Markets Fund of Funds - USD ($)
	Strategic Advisers Emerging Markets Fund of Funds-Class L	Strategic Advisers Emerging Markets Fund of Funds-Class N
1 year	$ 133	$ 159
3 years	568	644
5 years	1,043	1,171
10 years	$ 2,357	$ 2,615

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets and in shares of other emerging markets equity funds.
  Normally investing primarily in common stocks.
  Allocating investments across different emerging market countries.
  Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated emerging markets funds (i.e., Fidelity® funds) and non-affiliated emerging markets funds that typically participate in Fidelity's FundsNetwork®, non-affiliated exchange traded funds (ETFs), and closed-end funds (underlying funds).
  Allocating assets among underlying funds to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Principal Investment Risks
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Investing in ETFs and Closed-End Funds. ETFs and closed-end funds may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in (plan participants) or institutional.fidelity.com (Advisors and Investment Professionals) for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class L:	Returns	Quarter ended
Highest Quarter Return	12.70%	March 31, 2017
Lowest Quarter Return	-16.89%	September 30, 2015
Year-to-Date Return	1.98%	March 31, 2018

Average Annual Returns
For the periods ended December 31, 2017
Average Annual Total Returns{- Strategic Advisers® Emerging Markets Fund of Funds} - 02.28 Strategic Advisers Emerging Markets Fund of Funds L & N - PRO-04 - Strategic Advisers® Emerging Markets Fund of Funds
	Past 1 year	Since Inception [1]	Inception Date
Strategic Advisers Emerging Markets Fund of Funds-Class L			Nov. 12, 2013
Strategic Advisers Emerging Markets Fund of Funds-Class L | Return Before Taxes	38.68%	6.14%
Strategic Advisers Emerging Markets Fund of Funds-Class N			Nov. 12, 2013
Strategic Advisers Emerging Markets Fund of Funds-Class N | Return Before Taxes	38.30%	5.88%
MSCI Emerging Markets Index(reflects no deduction for fees, expenses, or taxes)	37.75%	6.66%
[1]	From November 12, 2013